Plan Description	12 Months Ended
Dec. 31, 2025
EBP WRPSP
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following brief description of the W. R. Berkley Corporation (the “Company”) Profit Sharing Plan (the “Plan”) is provided for general information purposes only. This brief description is qualified in its entirety by the text of the Plan, and Participants should refer to the Plan for a more complete description of the Plan. Capitalized terms used herein shall have the respective meanings as set forth in the Plan.
(a)    General
The Plan is a defined contribution plan and was established for the benefit of eligible Employees of the Company and its participating subsidiaries. Employees of the Company and its participating subsidiaries become eligible to participate in the Plan for purposes of making Tax-Deferred Contributions, Roth Contributions, Catch-Up Contributions and Rollover Contribution/Transfer Amounts on the date they were first credited with an Hour-of-Service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan allows for mandatory distributions to terminated Participants whose vested Account balance is less than $1,000.
Fidelity Management Trust Company (“Fidelity”) is the Trustee and Fidelity, or its affiliates, act as the custodian and record keeper for the Plan. The Company has a Profit Sharing Plan Finance Committee (“Finance Committee”) to select the investment alternatives provided by the Plan. The Company has a Profit Sharing Plan Administrative Committee (“Administrative Committee”) to act as the administrator of the Plan (“Plan Administrator”).

(b)    Contributions
Employer Contributions
Each Plan Year, the Company makes an Employer Profit Sharing Contribution to the Plan. The Company’s current minimum Employer Profit Sharing Contribution for each Plan Year is 5% of a Participant’s Earnings for the period of the calendar year that the Employee was a Participant, up to the maximum amount permitted for one year by the U.S. Internal Revenue Code of 1986, as amended (“IRC”). The Company’s Employer Profit Sharing Contribution is allocated as follows: 60% to the Participant’s Company Profit Sharing Account, subject to the Plan’s vesting schedule; and 40% to the Participant’s Tax-Deferred Contribution Account, which is 100% vested.
Employer Profit Sharing Contributions are determined separately for each Participating Employer and are allocated as of the last day of the calendar year based on the Participant’s Earnings. Eligible Earnings accrue on the earlier of the first day of the Calendar Quarter following the first full Calendar Quarter in which the Participant completes 250 Hours-of-Service, or on the first day of the Calendar Quarter following the first employment year (the 12 consecutive month period measured from the date of the first Hour-of-Service) in which the Participant completes at least 1,000 Hours-of-Service provided they are an employee on the first day of such Calendar Quarter. Prior to January 1, 2021, Hours-of-Service were determined by tracking an employee’s actual completed hours. For Plan years commencing on and after January 1, 2021, Hours-of-Service will be determined using the U.S. Department of Labor’s equivalency rules. Under these rules, for Plan purposes, an employee will automatically be deemed to complete 190 Hours-of-Service for each calendar month in which he or she is credited with at least one Hour-of-Service, regardless of the actual number of hours that the employee completes in a calendar month. If the Participant’s employment during a single Plan Year was divided between two or more Participating Employers, and the Participant is eligible for an Employer Profit Sharing Contribution for the Plan Year, each Participating Employer for which the Participant worked will make the appropriate contribution to the Participant’s Account based on their period of service with, and Earnings from, the Participating Employer.
Participant Contributions
    Tax-Deferred Contributions
A Participant in the Plan may elect to have voluntary Tax-Deferred Contributions deducted from their pay, for each pay period, in any amount from 1% to 50% of their eligible Earnings. A Participant may also elect to have an amount in excess of 50% of their eligible Earnings for a pay period deducted provided that their aggregate Tax-Deferred Contributions for the calendar year do not exceed 50% of the Participant’s eligible Earnings to date up to a statutory limit ($23,500 for 2025 and $23,000 for 2024). A Participant may change or suspend their Tax-Deferred Contributions election. Any Employee who fails to make an election with respect to the Tax-Deferred Contributions and/or Roth Contributions shall be deemed to have elected to make Tax-Deferred Contributions to the Plan at an initial rate equal to 1% of Earnings commencing the first payday on or after the 90th day following the Employee’s employment commencement date. The Employee is also automatically enrolled in the Plan's Annual Increase Program, that increases the contribution rate 1% annually as determined by the Employee’s date of hire or adjusted date of hire, whichever is the latest, until capped at 3%.
W. R. BERKLEY CORPORATION PROFIT SHARING PLAN
Notes to Financial Statements
December 31, 2025 and 2024

    After-Tax Roth Contributions
A Participant may designate part or all of their Plan contributions as either Tax-Deferred Contributions or as after-tax Roth Contributions provided that their aggregate combined Tax-Deferred Contributions and after-tax Roth Contributions for the calendar year do not exceed 50% of the Participant’s Earnings for the Plan year up to a statutory limit ($23,500 for 2025 and $23,000 for 2024). A Participant may change or suspend their after-tax Roth Contribution election. An in-plan Roth conversion feature is available subject to terms and conditions established by the Plan’s Administrative Committee. Participants may be eligible to convert certain accounts that are eligible for in-service withdrawal (other than hardship withdrawal) to a designated Roth account within the Plan.
    Rollover Contributions/Transfer Amounts
A Participant who receives a qualifying rollover distribution from an eligible retirement plan may make a Rollover Contribution into the Plan even though the Participant has not otherwise become eligible to participate in the Plan. Amounts that are attributable to after-tax Roth Contributions may be rolled into the Plan only from another employer’s eligible retirement plan; they may not be rolled into the Plan from a Roth IRA, even if the only monies held in the Roth IRA were previously distributed from an eligible retirement plan.
In addition, amounts attributable to after-tax Roth Contributions must be rolled over to the Plan by means of a Rollover Contribution.
    Catch-Up Contributions
In addition to the Tax-Deferred Contributions and/or after-tax Roth Contributions described above, Plan Participants who will be at least 50 years old by the end of the calendar year and who have contributed the maximum amount of Tax-Deferred Contributions and/or after-tax Roth Contributions for the year may make additional Catch-up Contributions to the Plan. For 2025 and 2024, Tax-Deferred and after-tax Roth Catch-up Contributions had a combined limit of $7,500. Starting in July 2025, the SECURE 2.0 Act increased the catch-up contribution limit for individuals attaining ages 60-63 during the 2025 calendar year by $3,750. With these additional catch-up contributions, the total catch-up contribution limit increased to $11,250.
(c)    Participants’ Accounts
Each Participant’s Account is credited with the Participant’s contributions, the appropriate amount of the Company’s Employer Profit Sharing Contributions and an allocation of investment fund earnings or losses in which the Participant has directed his or her contribution. The benefit to which a Participant is entitled is the benefit that can be provided from the Participant’s vested Account. The Account of each Participant is valued on a daily basis.
(d)    Vesting
Participants are fully vested in their Tax-Deferred and after-tax Roth Contributions, Roll-Over Contributions, Catch-up Contributions, the Employer Profit Sharing Contribution to their Tax-Deferred Contribution Account, and earnings thereon. Effective January 1, 2007, the vesting percent in the portion of the Employer Profit Sharing Contribution allocated to the Participant’s Company Profit Sharing Account occurs at the rate of 20% per year beginning on the second anniversary of continuous employment.
(e)    Payments of Benefits
On Termination of Employment, Retirement or death, a Participant or Participant’s beneficiary may elect to receive the payment of benefits in a lump sum or in annual installments not to exceed 15 years. Distributions to terminated Participants are based upon the closing price of the funds on the date the Participant requests the distribution from Fidelity. Withdrawals to active Participants are based on the date the withdrawals have been approved by the Plan Administrator and are processed by Fidelity.
Hardship withdrawals are allowed under certain circumstances as defined in the Plan. Participants are suspended from making contributions for six months after taking a hardship withdrawal from the Plan.
(f) Forfeitures
Amounts forfeited by non-vested Participants who terminated employment during the year were $3,208,743 and $2,316,952 for the years ended December 31, 2025 and 2024, respectively. Prior to January 1, 2021, any amounts that were forfeited by participants during the Plan year (for example, due to termination of employment without sufficient vesting service) were allocated at the end of the Plan year to the accounts of individuals who were participants on the last day of the Plan year and completed at least 1,000 Hours-of-Service during the Plan year. For Plan years commencing on and after January 1, 2021, forfeitures are no longer to be allocated to participant accounts and, instead, are applied toward the costs of operating and funding the Plan. The forfeiture balance totaled $3,176,455 and $2,971,855 as of December 31, 2025 and 2024, respectively.
W. R. BERKLEY CORPORATION PROFIT SHARING PLAN
Notes to Financial Statements
December 31, 2025 and 2024

(g) Participant Loans
The Plan allows Participants to borrow from their Account. Participants may borrow up to 50% of their vested Account balance; the minimum amount of any loan from the Plan is $1,000, and the maximum amount is the lesser of $50,000 or 50% of the value of the Participant’s vested Account. A Participant may request a loan for any reason and the loan may be repaid over 60 months. For the purchase of a primary residence, however, the loan may be repaid over 25 years. At December 31, 2025 and 2024, there were 1,727 and 1,687 individual loans outstanding, respectively, bearing interest at rates ranging from 3.25% to 8.50% (at December 31, 2025 and at December 31, 2024) per annum with maturities ranging from less than 1 to 25 years for both years.
The interest rate charged on the loan and repaid to the Participant’s Account is set to the prime rate as of the first day of the quarter in which the loan originated and is fixed for the duration of the loan. A Participant may have up to two loans outstanding at a time. Repayment of the loan to the Participant’s Account is made through payroll deductions or the loan may be paid in full by a lump-sum payment. A partial repayment is not permitted other than pursuant to the aforementioned payroll deductions or as set forth in the following sentence. A Participant with an outstanding loan balance who separates from service with the Company has the option of repaying the loan in a lump sum or continuing to pay the monthly loan payment amount directly to Fidelity.
(h) Hardship Withdrawals
The following changes have been made to the Plan provisions governing hardship withdrawals effective January 1, 2019:
•The investment earnings on Elective Deferral Contributions may be included in a hardship withdrawal.
•The following hardship withdrawal criteria are expanded to include a Participant’s designated primary beneficiary.
◦Payment of certain deductible medical expenses;
◦Payment of certain tuition and related educational expenses;
◦Payments for burial or funeral expenses;
•The criteria for a hardship withdrawal includes expenses and losses (including loss of income) incurred on account of a disaster declared by the Federal Emergency Management Agency (“FEMA”), provided that the Participant’s principal residence or principal place of employment at the time of the disaster was located in an area designated by FEMA for individual assistance with respect to the disaster and the Participant satisfies any other conditions imposed by the Internal Revenue Service.
•A six-month suspension will no longer be imposed on a Participant’s Elective Deferral Contributions and/or Roth Contributions upon taking a hardship withdrawal; and a Participant will no longer be required to take out all available Plan loans before taking a hardship withdrawal.
•A Participant will not be required to take any distribution, withdrawal and/or nontaxable loan that is currently available under any employer plan prior to receiving a hardship distribution, if doing so would be counterproductive to relief of the Participant’s immediate and heavy financial need.
•A Participant will be required to self-certify that he or she meets the criteria for a hardship withdrawal and has insufficient other liquid assets to meet the immediate and heavy financial need.
(i) Claims Provisions
Effective January 1, 2021, in the event a claim for Plan benefits is denied, no person may bring a civil action under Section 501 of the Employee Retirement Income Security Act of 1974 later than three years after the initial claim for benefits was filed with the Plan.
(j)    Investments
Participants are responsible for directing the investment of their respective Accounts. Contributions for which the Participant does not provide investment direction are invested in the Plan’s designated default option (“Plan Designated Fund”). The Fidelity Institutional Asset Management (“FIAM”) Target Date Commingled Pool Class R Fund with a target Retirement Date closest to the year the Participant may retire based on their present age and a retirement age of 65, is the Plan Designated Fund. Investment changes requested by Participants are implemented as soon as administratively practical in accordance with the Plan document.
(k)    Plan Expenses
Participants are charged an annual recordkeeping maintenance fee in quarterly installments which is deducted from each Participant’s Account after the end of each quarter. These charges are included in the “Other expenses, net” account.
W. R. BERKLEY CORPORATION PROFIT SHARING PLAN
Notes to Financial Statements
December 31, 2025 and 2024

(I)    Revenue Credits
Revenue credits are allocated into eligible Participant Accounts pro rata into the specific fund that was used to determine the basis, and is allocated pro rata across all sources with that fund balance. These credits are included in the “Other expenses, net” account.